BRU-Q3

Quarterly Report
February 28, 2026
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.4%
BWX Technologies, Inc.	16,775	$3,455,315
Curtiss-Wright Corp.	1,272	890,820
General Dynamics Corp.	13,264	4,735,911
Leidos Holdings, Inc.	6,863	1,201,711
RTX Corp.	3,350	678,777
		$10,962,534
Automotive – 0.4%
Aptiv PLC (a)	17,044	$1,253,416
Biotechnology – 1.4%
Gilead Sciences, Inc.	30,581	$4,555,040
Broadcasting – 1.5%
TKO Group Holdings, Inc.	10,775	$2,412,199
Walt Disney Co.	24,325	2,579,423
		$4,991,622
Brokerage & Asset Managers – 4.4%
Charles Schwab Corp.	18,948	$1,803,849
Citigroup, Inc.	53,452	5,889,876
Interactive Brokers Group, Inc.	47,700	3,395,763
Raymond James Financial, Inc.	21,510	3,292,751
		$14,382,239
Business Services – 1.0%
Accenture PLC, “A”	7,899	$1,648,679
Cognizant Technology Solutions Corp., “A”	17,501	1,127,590
Dropbox, Inc. (a)	21,774	544,132
		$3,320,401
Chemicals – 0.2%
Eastman Chemical Co.	9,800	$739,998
Computer Software – 2.4%
Microsoft Corp.	1,570	$616,602
Okta, Inc. (a)	28,624	2,075,240
Salesforce, Inc.	21,051	4,100,524
Zoom Communications, Inc. (a)	13,652	1,009,429
		$7,801,795
Computer Software - Systems – 0.5%
Western Digital Corp.	5,510	$1,541,147
Construction – 1.8%
CRH PLC	30,448	$3,653,151
Ferguson Enterprises, Inc.	8,583	2,238,103
		$5,891,254
Consumer Products – 2.1%
Colgate-Palmolive Co.	42,294	$4,193,027
Kimberly-Clark Corp.	24,516	2,732,063
		$6,925,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.8%
Booking Holdings, Inc.	397	$1,683,022
Uber Technologies, Inc. (a)	12,761	962,435
		$2,645,457
Electrical Equipment – 2.4%
AMETEK, Inc.	2,979	$712,636
Amphenol Corp., “A”	16,874	2,464,617
Eaton Corp. PLC	12,184	4,580,209
		$7,757,462
Electronics – 5.3%
Advanced Micro Devices (a)	5,638	$1,128,784
Analog Devices, Inc.	6,423	2,285,239
Flex Ltd. (a)	43,478	2,739,984
Intel Corp. (a)	17,952	818,791
KLA Corp.	1,415	2,157,238
Lam Research Corp.	14,387	3,364,975
Micron Technology, Inc.	11,490	4,738,131
		$17,233,142
Energy - Independent – 4.6%
ConocoPhillips	29,555	$3,353,311
EOG Resources, Inc.	33,689	4,180,131
Phillips 66	32,246	4,976,525
Valero Energy Corp.	12,566	2,571,506
		$15,081,473
Energy - Integrated – 1.0%
Exxon Mobil Corp.	20,576	$3,137,840
Energy - Renewables – 0.6%
AES Corp.	103,599	$1,790,191
Engineering - Construction – 0.2%
Jacobs Solutions, Inc.	4,419	$609,203
Food & Beverages – 1.1%
General Mills, Inc.	24,435	$1,105,195
PepsiCo, Inc.	14,509	2,462,758
		$3,567,953
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	73,454	$1,314,827
General Merchandise – 0.9%
Dollar General Corp.	18,398	$2,874,504
Health Maintenance Organizations – 1.8%
Cigna Group	13,807	$4,001,545
Humana, Inc.	8,940	1,703,427
		$5,704,972
Insurance – 6.8%
American International Group, Inc.	30,526	$2,457,038
Ameriprise Financial, Inc.	6,613	3,108,903
Berkshire Hathaway, Inc., “B” (a)	10,218	5,159,579
Chubb Ltd.	16,003	5,454,783
Equitable Holdings, Inc.	53,421	2,148,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Everest Group Ltd.	2,800	$939,372
Hartford Insurance Group, Inc.	13,703	1,929,793
Voya Financial, Inc.	12,156	812,993
		$22,011,054
Interactive Media Services – 4.1%
Alphabet, Inc., “A”	24,645	$7,683,325
Meta Platforms, Inc., “A”	8,453	5,479,066
		$13,162,391
Leisure & Toys – 2.1%
Brunswick Corp.	49,568	$3,946,604
Electronic Arts, Inc.	11,050	2,216,298
Take-Two Interactive Software, Inc. (a)	2,572	543,927
		$6,706,829
Machinery & Tools – 6.2%
AGCO Corp.	29,412	$4,014,738
Caterpillar, Inc.	9,386	6,972,202
Deere & Co.	4,152	2,614,556
Flowserve Corp.	15,637	1,384,187
Wabtec Corp.	19,848	5,238,880
		$20,224,563
Major Banks – 4.4%
Bank of America Corp.	26,625	$1,326,724
Goldman Sachs Group, Inc.	4,102	3,525,956
JPMorgan Chase & Co.	14,699	4,414,109
Wells Fargo & Co.	62,255	5,070,670
		$14,337,459
Medical & Health Technology & Services – 1.5%
IQVIA Holdings, Inc. (a)	4,453	$796,241
McKesson Corp.	3,285	3,243,511
Ventas, Inc., REIT	8,733	752,435
		$4,792,187
Medical Equipment – 2.6%
Boston Scientific Corp. (a)	16,637	$1,278,553
Envista Holdings Corp. (a)	28,885	843,731
Medtronic PLC	46,266	4,518,338
Thermo Fisher Scientific, Inc.	3,512	1,830,138
		$8,470,760
Metals & Mining – 0.2%
Freeport-McMoRan, Inc.	11,180	$761,134
Natural Gas - Distribution – 0.6%
Atmos Energy Corp.	10,950	$2,045,351
Network & Telecom – 0.7%
Ciena Corp. (a)	2,670	$931,029
Qualcomm, Inc.	9,057	1,289,355
		$2,220,384
Oil Services – 1.5%
TechnipFMC PLC	72,794	$4,826,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.9%
American Express Co.	9,240	$2,854,236
Mastercard, Inc., “A”	4,177	2,160,386
Northern Trust Corp.	33,069	4,731,843
Popular, Inc.	35,159	4,759,122
Visa, Inc., “A”	4,090	1,309,373
		$15,814,960
Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	41,672	$2,599,082
Johnson & Johnson	43,618	10,836,020
Pfizer, Inc.	185,235	5,121,748
		$18,556,850
Precious Metals & Minerals – 1.3%
AngloGold Ashanti PLC	15,875	$2,028,349
Newmont Corp.	17,108	2,224,040
		$4,252,389
Railroad & Shipping – 1.1%
Union Pacific Corp.	13,337	$3,534,038
Real Estate – 2.4%
Essential Properties Realty Trust, REIT	90,377	$3,067,395
Jones Lang LaSalle, Inc. (a)	1,874	591,341
Simon Property Group, Inc., REIT	5,068	1,033,112
W.P. Carey, Inc., REIT	43,167	3,222,416
		$7,914,264
Real Estate - Office – 1.3%
Cousins Properties, Inc., REIT	105,738	$2,448,892
Highwoods Properties, Inc., REIT	81,845	1,840,694
		$4,289,586
Restaurants – 1.2%
Aramark	96,537	$4,040,074
Specialty Chemicals – 1.0%
Linde PLC	3,693	$1,876,339
RPM International, Inc.	11,700	1,335,204
		$3,211,543
Specialty Stores – 4.6%
Amazon.com, Inc. (a)	31,107	$6,532,470
Home Depot, Inc.	4,031	1,534,682
O'Reilly Automotive, Inc. (a)	36,979	3,471,589
Target Corp.	12,770	1,453,098
TJX Cos., Inc.	12,408	2,005,877
		$14,997,716
Telecom Services – 0.6%
AT&T, Inc.	70,970	$1,987,870
Tobacco – 2.1%
Altria Group, Inc.	34,425	$2,376,702
Philip Morris International, Inc.	23,473	4,385,461
		$6,762,163
Trucking – 0.2%
J.B. Hunt Transport Services, Inc.	3,320	$774,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 4.4%
Duke Energy Corp.	18,287	$2,392,854
Edison International	31,316	2,340,558
NextEra Energy, Inc.	37,732	3,538,130
PG&E Corp.	230,496	4,379,424
Portland General Electric Co.	13,570	732,237
Southern Co.	8,458	823,640
		$14,206,843
Total Common Stocks		$323,983,859
Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 3.7% (v)	755,480	$755,556

Other Assets, Less Liabilities – 0.1%		298,350
Net Assets – 100.0%		$325,037,765

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $755,556 and
$323,983,859, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$323,983,859	$—	$—	$323,983,859
Investment Companies	755,556	—	—	755,556
Total	$324,739,415	$—	$—	$324,739,415
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,013,676	$22,114,895	$23,373,461	$446	$—	$755,556

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,625	$—